CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)										3 Months Ended				9 Months Ended		12 Months Ended
	Aug. 06, 2021	Apr. 11, 2021	Dec. 03, 2020	Sep. 04, 2020	Mar. 02, 2020	Feb. 11, 2020	Nov. 20, 2019	Sep. 11, 2019	Jun. 02, 2019	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2022	Jan. 31, 2021	Apr. 30, 2021	Apr. 30, 2020	Jul. 31, 2021	Apr. 15, 2021	Jun. 02, 2020	May 06, 2020	Sep. 16, 2019
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage										9.50%				9.50%
Derivative, Fair Value, Net																			$ 14,501,178
Common Stock, Shares, Issued										41,888,372				41,888,372		27,642,828	24,749,354
Debt Conversion, Converted Instrument, Amount		$ 1,250,004											$ 238,449			$ 1,937,041
Amortization of Debt Discount (Premium)										$ 2,750,000		$ 39,175		$ 5,400,285	$ 325,426	$ 376,506	$ 1,565,174
Notes Payable, Current										$ 0				$ 0
Shares issuable										0				0		6,921,299	8,137,859
Induced Conversion of Convertible Debt Expense															51,412	$ 51,412
Debt Instrument, Unamortized Discount, Current																		$ 11,279
Debt Instrument, Unamortized Discount										$ 65,498				65,498
Proceeds from Convertible Debt														$ 11,000,000			1,950,000
Warrants and Rights Outstanding, Term										5 years				5 years
Warrants exercise price	$ 3.00
Warrants and Rights Outstanding										$ 12,026,668				$ 12,026,668
Derivative Liability, Noncurrent										1,862,450				1,862,450
Payments of Debt Issuance Costs														800,251
Convertible debt discount										14,689,369				14,689,369
Loss on issuance of convertible notes										(2,200,000)	$ 3,689,369			(5,889,369)
Amortization of Debt Issuance Costs and Discounts										2,750,000				$ 5,377,778
Securities outstanding rate convertible notes descripition														On December 31, 2021, the Company entered into an Omnibus Amendment Agreement (the “Omnibus Agreement”) with certain Purchasers who are collectively holders of 67% or more of the Securities outstanding related to the August 6, 2021 Convertible Notes, amending each of (i) the Purchase Agreement and (ii) the Registration Rights Agreement. Simultaneously with the execution of the Omnibus Agreement, the Company issued to each Purchaser a Replacement Note (as defined below) in replacement of the Convertible Note held prior to December 31, 2021 by such Purchaser (each, an “Existing Note”)
Derivative Instruments in Hedges, Liabilities, at Fair Value										7,898,574				$ 7,898,574
Change in Unrealized Gain (Loss) on Fair Value Hedging Instruments										6,175,994				5,990,544
Debt Instrument, Face Amount										13,200,000				13,200,000		6,143,223
Outstanding amount is net of total discounts										5,622,222				5,622,222		76,777
Interest rate										2,000,000				2,000,000		6,143,223	2,100,000
Interest Expense										234,799				445,021
Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Interest rate										7,577,778				7,577,778
Interest Expense										$ 0				$ 106,667
Convertible Debt Holder [Member]
Short-term Debt [Line Items]
Debt Instrument, Unamortized Discount, Current																42,872	10,699
Debt Instrument, Unamortized Discount																0	42,872
Convertible Note Payable Agreement [Member]
Short-term Debt [Line Items]
Convertible Notes Payable					$ 125,000	$ 125,000	$ 125,000
Debt Instrument, Interest Rate, Stated Percentage						12.00%	12.00%
Derivative, Fair Value, Net																				$ 566,667
Debt Conversion, Converted Instrument, Amount						$ 53,571		$ 566,667
Debt Conversion, Original Debt, Amount								$ 358,855
Amortization of Debt Discount (Premium)																206,061	1,493,939
Debt Instrument, Maturity Date						Feb. 11, 2021	Nov. 20, 2020
Interest Payable					$ 4,274
Debt Conversion, Converted Instrument, Shares Issued					369,354
Convertible Note Payable Agreement [Member] | Derivative [Member]
Short-term Debt [Line Items]
Debt Conversion, Converted Instrument, Amount							$ 53,571
Amortization of Debt Discount (Premium)																53,571	53,571
Reclassification of derivative liability to additional paid-in capital																$ 53,571
Convertible Note Payable Agreement [Member] | Debtholder [Member]
Short-term Debt [Line Items]
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger						70.00%	70.00%
Convertible Note Payable Agreement [Member] | Mont-Saic Investments [Member]
Short-term Debt [Line Items]
Convertible Notes Payable			$ 1,700,000						$ 1,700,000
Debt Instrument, Interest Rate, Stated Percentage									12.60%
Debt Instrument, Maturity Date, Description									All outstanding amounts were due on the maturity date 360 days after the loan issue date.
Maximum percentage of payment on oustanding debt									50.00%
Equity Method Investment, Ownership Percentage								33.00%
Common Stock, Shares, Issued			1,216,560
Debt Conversion, Converted Instrument, Amount			$ 120,000
Notes Payable, Current			$ 1,820,000
Shares issuable			6,921,299
Convertible Note Payable Agreement [Member] | Mont-Saic Investments [Member] | Debtholder [Member]
Short-term Debt [Line Items]
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger									75.00%
Warrant Assignment and Conveyance Agreement [Member] | Mont-Saic Investments [Member]
Short-term Debt [Line Items]
Equity Method Investment, Ownership Percentage																						33.00%
Derivative, Fair Value, Net																						$ 1,492,188
Common Stock, Shares, Issued																					1,216,560
Shares issuable																6,921,299						8,137,859
Convertible Note Payable Agreement [Member]
Short-term Debt [Line Items]
Convertible Notes Payable				$ 125,000
Interest Payable				$ 8,466
Debt Conversion, Converted Instrument, Shares Issued				300,000
February 2020 Convertible Note Payable Agreement [Member]
Short-term Debt [Line Items]
Convertible Notes Payable																$ 0	1,825,000
Long-term Debt																$ 0	$ 248,933
Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
Convertible Notes Payable	$ 11,000,000
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Debt Instrument, Maturity Date	Aug. 06, 2022
[custom:WarrantsIssuedToPurchaseOfCommonStockShares-0]	7,333,334
Proceeds from Convertible Debt	$ 11,000,000
Debt Instrument, Convertible, Conversion Price	$ 3.00
Warrants and Rights Outstanding, Term	5 years
Class of Warrant or Right, Date from which Warrants or Rights Exercisable	Aug. 06, 2021
Omnibus Agreement [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage										20.00%				20.00%
Loss on issuance of convertible notes										$ 2,200,000